UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: 5/31/2018

Date of reporting period: July 1, 2016 to June 30, 2017


Item 1. Proxy Voting Record.


======================= ClearShares OCIO ETF =======================

The fund did not vote any securities or have any securities that were subject to a vote during the reporting period.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) ETF Series Solutions


By (Signature and Title)* /s/ Paul R. Fearday
			     Paul R. Fearday (principal executive officer)


Date:  8/15/17
* Print the name and title of each signing officer under his or her signature.